Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies (Tables) [Line Items]
Schedule of future minimum lease payment
Future minimum lease payments, which include
non-cancelable
operating leases at June 30, 2022, are as follows:

Years ending December 31,	(in thousands)
2022 (remainder)	$1,412
2023	2,895
2024	1,977
2025	5
Thereafter	3

Total minimum lease payment	$6,292

Future minimum lease payments, which include non-cancelable operating leases at December 31, 2021, are as follows:

(in thousands)
Years ending December 31,
2022	$2,834
2023	2,895
2024	1,977
2025	5
2026	3

Total minimum lease payment	$7,714